INCOME TAX (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
INCOME TAX
Schedule of provisions for income tax
	For the three months ended March 31, 2021	For the three months ended March 31, 2020

Income tax (benefits) at 25%	$(109,669)	$(35,237)
Net loss of Platinum	37,504	-
Increase in valuation allowance	72,165	35,237
Provision for income taxes	$—	$—

	For the year ended December 31, 2020	For the year ended December 31, 2019

Income tax (benefits) at 25%	$(177,950)	$(57,798)
Net loss of Platinum	28,522	-
Increase in valuation allowance	149,428	57,798
Provision for income taxes	$—	$—

Schedule of deferred tax assets
	March 31, 2021`	December 31, 2020

Net operating losses carry forward	$279,392	$207,227
Valuation allowance	(279,392)	(207,227)
Deferred tax assets, net	$—	$—

	December 31, 2020	December 31, 2019

Net operating losses carry forward	$207,227	$57,798
Valuation allowance	(207,227)	(57,798)
Deferred tax assets, net	$—	$—